Bank Overview - Additional Information (Detail)			12 Months Ended
	Aug. 02, 2018 $ / shares shares	Jul. 17, 2018 ₨ / shares shares	Mar. 31, 2020 ₨ / shares shares	Mar. 31, 2019 ₨ / shares shares	Mar. 31, 2018 shares	Sep. 20, 2019 ₨ / shares shares	Sep. 19, 2019 ₨ / shares
Nature Of Business [Line Items]
Shares issued, price per share | ₨ / shares						₨ 1.0
Equity shares, issued			5,483,286,460	5,446,613,220		5,470,763,894
Equity shares, par value | ₨ / shares			₨ 1.0	₨ 1.0		₨ 1.0	₨ 2.0
Employees Stock Option Scheme
Nature Of Business [Line Items]
Total number of shares issued pursuant to exercise of stock options			36,673,240	47,544,608	65,089,100
Per ADS information (where 1 ADS represents 3 shares)
Nature Of Business [Line Items]
Shares issued	35,000,000
Shares issued, price per share | $ / shares	$ 52.00
Equity Shares
Nature Of Business [Line Items]
Shares issued	105,000,000
Qualified Institutional Placement (QIP)
Nature Of Business [Line Items]
Shares issued			25,694,444
Shares issued, price per share | ₨ / shares			₨ 1,080.0
Housing Development Finance Corporation Limited
Nature Of Business [Line Items]
Equity ownership interest of the bank's largest shareholder			21.20%	21.40%
Housing Development Finance Corporation Limited | Preferential Allotment
Nature Of Business [Line Items]
Shares issued		78,193,634
Shares issued, price per share | ₨ / shares		₨ 1,087.05